Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of assumptions used to determine fair value of share options
The weighted average price of the shares at the time these options were exercised was US$8.18 per share (equivalent to approximately RMB58.61) and US$5.91 per share (equivalent to approximately RMB40.12) during the six months ended June 30, 2025 and 2026, respectively.

(b)	Fair value of options
The fair value of share options was valued using the Binomial option-pricing model as at the respective grant dates.
Assumptions used in the Binomial option-pricing model are presented below:

	Six months ended June 30,
	2025	2026
Risk free interest rate	4.65%	4.17%
Expected dividend yield	0.13%	1.50%
Expected volatility	60%	55%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

Schedule of number, weighted average exercise prices and weighted average grant date fair value of share options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2025	36,755,376	3.92	2.06
Granted	2,583,444	5.53	3.21
Exercised	(9,152,516)	4.22	2.13
Forfeited	(1,254,192)	8.39	2.04

Outstanding as at June 30, 2025	28,932,112	3.77	2.14

Vested and expected to vest as at June 30, 2025	21,223,234	3.76	2.15
Exercisable as at June 30, 2025	16,727,874	3.43	2.22
Non vested as at June 30, 2025	4,756,408	4.95	2.02
Outstanding as at January 1, 2026	21,835,852	3.72	2.12
Granted	58,722	8.47	4.07
Exercised	(381,388)	1.51	1.81
Forfeited	(28,904)	7.43	4.35

Outstanding as at June 30, 2026	21,484,282	3.77	2.13

Vested and expected to vest as at June 30, 2026	21,223,234	3.76	2.12
Exercisable as at June 30, 2026	16,727,874	3.43	1.93
Non vested as at June 30, 2026	4,756,408	4.95	2.84

Schedule of share options outstanding
(c)	Outstanding share options
Share options
outstanding
as at December 31, 2025 and June 30, 2026 have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31, 2025	June 30, 2026
10 years commencing from the date of grant of options	US$0.27	380,740	185,344
	US$1.93	8,027,128	7,901,208
	US$2.24 ~ US$2.32	4,124,428	4,115,062
	US$3.32 ~ US$3.82	909,652	909,652
	US$4.24	204,952	194,952
	US$5.26 ~ US$5.29	2,519,978	2,487,182
	US$5.53	2,424,808	2,415,976
	US$6.20 ~ US$6.37	529,400	529,400
	US$7.05 ~ US$7.61	1,997,160	1,969,178
	US$8.47 ~ US$9.53	169,080	227,802
	US$10.65	548,526	548,526

Total		21,835,852	21,484,282

Weighted average remaining contractual life of options outstanding:		5.99	5.53

2024 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of movements in number of RSUs and awarded shares
Movements in the number of RSUs for the six months ended June 30, 2025 and 2026 are as follows:

	Number of awarded shares Six months Ended June 30,
	2025	2026
Outstanding as at January 1	38,249,608	32,548,726
Granted	3,432,584	11,957,716
Vested	(3,030,558)	(8,119,322)
Forfeited	(1,397,634)	(690,248)

Outstanding as at June 30	37,254,000	35,696,872

Expected to vest as at June 30	33,139,401	32,612,967